DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Assets Recognized from Costs to Obtain Contract with Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	$ 5,313	$ 3,961
Additional costs deferred	3,436	3,111
Amortization of deferred costs	(2,787)	(1,759)
Balance at end of year	$ 5,962	$ 5,313